UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            5/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-_7320         Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $111,408,947.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 7,383,593   34,616          SOLE       NONE        x      0    0
CHEVRON                          COMMON         166764100 6,014,074   50,615          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,141,393  119,846          SOLE       NONE        x      0    0
APPLE                            COMMON         37833100  4,451,832   10,057          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 4,339,678  150,370          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,314,130   46,175          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,295,135   82,567          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 4,090,931   50,177          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,661,606   46,285          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,655,790  167,428          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,492,107   73,580          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 3,450,284   44,774          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,368,607  145,701          SOLE       NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 3,072,362   41,025          SOLE       NONE        x      0    0
AMGEN                            COMMON         031162100 2,967,152   28,945          SOLE       NONE        x      0    0
CSX                              COMMON         126408103 2,921,734  118,625          SOLE       NONE        x      0    0
CATERPILLAR                      COMMON         149123BM2 2,844,441   32,706          SOLE       NONE        x      0    0
VISA                             COMMON         92826C839 2,766,863   16,291          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,716,389   58,860          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 2,666,179   67,192          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,656,405   36,117          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 2,635,833   26,390          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,452,078   85,722          SOLE       NONE        x      0    0
SUNCOR                           COMMON         867224107 2,326,405   77,521          SOLE       NONE        x      0    0
NATIONAL FUEL GAS                COMMON         636180101 2,188,170   35,667          SOLE       NONE        x      0    0
CONAGRA FOODS                    COMMON         205887102 2,121,456   59,242          SOLE       NONE        x      0    0
SPIDER GOLD TR                   COMMON         78463V107 2,108,516   13,650          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,094,156   23,240          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 2,093,825  100,183          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 1,880,577   12,780          SOLE       NONE        x      0    0
COACH                            COMMON         189754104 1,686,913   33,745          SOLE       NONE        x      0    0
D R HORTON                       COMMON         23331A109 1,663,943   68,475          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,399,224   34,600          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 1,331,719   20,650          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,162,470   10,422          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801   914,718   10,309          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109   759,617   12,465          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   747,232   15,200          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102   452,037   12,422          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   425,240    4,000          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   411,900   10,000          SOLE       NONE        x      0    0
PAYCHEX                          COMMON         704326107   282,233    8,050          SOLE       NONE        x      0    0


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